Cash and Cash Equivalents - Summary of Highly Liquid Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Highly liquid financial instruments
Highly liquid financial instruments	$ 1,347,463	$ 1,337,754
Financial assets at fair value through profit or loss, category [member]
Highly liquid financial instruments
Highly liquid financial instruments	130,421	132,043
Financial assets at fair value through other comprehensive income [member]
Highly liquid financial instruments
Highly liquid financial instruments	$ 1,217,042	$ 1,205,711